Stock Awards and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Awards and Stock-Based Compensation
Schedule of Stock Options Activity

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2023	25,808	$96.00	1.45	$—
Options granted	793	34.20	—	—
Options exercised	(82)	48.75	—	—
Options canceled and forfeited	(280)	85.95	—	—
Balance as of December 31, 2023	26,239	94.05	1.95	—
Options granted	255	23.55	—	—
Options exercised	—	—	—	—
Options canceled and forfeited	(95)	63.15	—	—
Balance as of March 31, 2024	26,399	93.60	1.72	—
Options granted	292	20.55	—	—
Options exercised	—	—	—	—
Options canceled and forfeited	(34)	58.80	—	—
Balance as of June 30, 2024	26,657	92.85	1.49	—
Options granted	437	13.80	—	—
Options exercised	—	—	—	—
Options canceled and forfeited	(102)	58.80	—	—
Options vested and exercisable as of September 30, 2024	26,992	$91.65	1.27	—

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2024	26,239	$94.05	1.95	$—
Options granted	984	18.30	—	—
Options exercised	—	—	—	—
Options canceled and forfeited	(231)	60.30	—	—
Balance as of September 30, 2024	26,992	91.65	1.27	—
Options vested and exercisable as of September 30, 2024	26,992	$91.65	1.27	$—

The following table summarizes stock option activity for the years ended December 31, 2023 and 2022:

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2023	25,808	$96.00	1.45	$—
Options granted	793	34.20
Options exercised	(82)	48.75
Options canceled and forfeited	(280)	85.95
Balance as of December 31, 2023	26,239	94.05	1.95	—
Options vested and exercisable as of December 31, 2023	26,239	$94.05	1.95	—

Schedule of Stock Options Valuation Assumptions

Fair value of Class A Common Stock	$0.90 — 10.80
Exercise price	$12.00 — 24.60
Risk free interest rate	3.51 — 4.71%
Expected dividend yield	0.00%
Expected volatility	77.54 — 79.80%
Expected term	3	Years

The following assumptions were used to calculate the fair value of options granted during the year ended December 31, 2023:

Fair value of Class A Common Stock	$5.70 – 25.05
Exercise price	$26.70 – 46.35
Risk free interest rate	3.76 - 4.89%
Expected dividend yield	0.00%
Expected volatility	79.08– 96.45%
Expected term	3	Years

Schedule of Outstanding RSU Activity

RSU Outstanding
Number of Shares
Balance as of January 1, 2023	19,505
Granted	27,368
Vested (issued)	(10,652)
Forfeited	(6,481)
Balance as of December 31, 2023	29,740
Granted	69,335
Vested (issued)	(21,255)
Forfeited	(5,058)
Balance as of September 30, 2024	72,762

A summary of outstanding RSU activity as of December 31, 2023 is as follows:

RSU Outstanding
Number of Shares
Balance as of January 1, 2022	8,460
Granted	14,114
Vested (issued)	(3,070)
Forfeited	—
Balance as of December 31, 2022	19,504
Granted	27,368
Vested (issued)	(10,652)
Forfeited	(6,480)
Balance as of December 31, 2023	29,740

Schedule of Stock-Based Compensation Expense

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Cost of services	$3,144	$11,169	$3,406	$11,825
Research and development	23,878	48,336	38,087	79,956
Selling, general, and administrative	324,571	88,535	915,110	213,569
Total stock-based compensation expense	$351,593	$148,040	$956,603	$305,350

	For the years ended December 31,
	2023	2022
Cost of services	$21,836	$21,721
Research and development	123,109	292,084
Selling, general, and administrative	618,343	2,085,258
Total stock-based compensation expense	$763,288	$2,399,063